Pension Benefits Net Periodic Benefit Cost (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Percentage Change in Actuarial Assumptions and Plan Provisions Amortized	10.00%
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service Cost	$ 57,000,000	$ 53,000,000	$ 44,000,000
Interest Cost	94,000,000	85,000,000	84,000,000
Expected Return on Plan Assets	(77,000,000)	(70,000,000)	(65,000,000)
Settlement gain	3,000,000	2,000,000	0
Curtailment (gain) loss	2,000,000	0	0
Amortization of Actuarial Losses	8,000,000	7,000,000	0
Defined Benefit Plan, Other Costs	0	1,000,000	1,000,000
Net Periodic Benefit Cost	87,000,000	78,000,000	64,000,000
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Interest Cost	2,000,000	2,000,000	3,000,000
Net Periodic Benefit Cost	2,000,000	2,000,000	3,000,000
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	$ 20,000,000